Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of intangible assets, net

				Software
		MaNaDr APP		under
	Patent	Software	Trademarks	Development	Total
	US$	US$	US$	US$	US$
Cost
At July 1, 2024	15,581	601,933	65,075	-	682,589
Addition	-	995,352	-	1,377,885	2,373,237
Effect of foreign exchange translation	1,010	39,019	4,217	(86)	44,160
At June 30, 2025	16,591	1,636,304	69,292	1,377,799	3,099,986
Addition	-	1,507,261	-	1,917,555	3,424,816
Transfer from software under development	-	798,212	-	(798,212)	-
Effect of foreign exchange translation	(237)	(9,162)	(990)	(33,922)	(44,311)
At June 30, 2026	16,354	3,932,615	68,302	2,463,220	6,480,491

Amortization
At July 1, 2024	15,581	601,933	46,123	-	663,637
Addition	-	24,567	6,685	-	31,252
Effect of foreign exchange translation	1,010	39,916	3,234	-	44,160
At June 30, 2025	16,591	666,416	56,042	-	739,049
Addition	-	204,416	6,878		211,294
Effect of foreign exchange translation	(237)	(10,936)	(849)	-	(12,022)
At June 30, 2026	16,354	859,896	62,071	-	938,321

Net book value as at June 30, 2026	-	3,072,719	6,231	2,463,220	5,542,170

Net book value as at June 30, 2025	-	969,888	13,250	1,377,799	2,360,937

Schedule of amortization expense

Based on the carrying value of definite-lived intangible assets as of June 30, 2026, the Company estimates its amortization expense for following years will be as follows:

Amortization
expense
US$
Years Ended June 30,
2027	336,314
2028	553,594
2029	553,594
Thereafter	4,098,668
Total amortization expense	5,542,170